Stock-Based Compensation (Narrative) (Details) - USD ($)		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		$ 15,500,000	$ 3,400,000	$ 6,500,000
Unrecognized compensation expense		$ 11,400,000
Weighted-average period remaining to recognize unrecognized compensation expense		1 year 8 months
Tax benefit from compensation expense		$ 6,200,000	1,300,000	$ 2,600,000
Accounts payable and other accrued liabilities-other		16,400,000	14,600,000
Deferred Credits-other		$ 108,124,000	100,180,000
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Performances Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 4,400,000
Intrinsic Value Performance Shares Vested			2,200,000
Value of performance units vested		$ 0		$ 0
Volatility measurement period		3 years
Minimum percentage of performance shares issued		0.00%
Maximum percentage of performance shares issued		200.00%
Shares granted during the period	[1]	113,626
Weighted-average grant date fair value, vested		$ 0
Fair value of shares expected to vest		$ 12,900,000
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 7,000,000
Value of performance units vested		$ 1.00
Fair value of units expected to vest		$ 20,300,000
Cash To Settle Performance Unit Awards			2,000,000
Shares granted during the period		4,785,921
Liability for Equity Option Awards Outstanding		$ 13,300,000	2,400,000	$ 4,900,000
Accounts payable and other accrued liabilities-other		6,400,000		2,000,000
Deferred Credits-other		6,900,000	2,400,000	2,900,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from stock options exercised		$ 200,000	700,000
Tax benefit realized from exercised stock options			100,000	$ 0
Stock options exercised		5,318		0
Stock options outstanding		0
Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issue under plan		1,700,000
Directors Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issue under plan		270,000
Compensation expense recognized		$ 800,000	700,000	$ 0
Tax benefit from compensation expense		$ 300,000	$ 300,000	$ 0
Shares granted during the period		15,100	17,000	16,600
Weighted-average grant date fair value, vested		$ 54.05	$ 40.06	$ 40.46

[1]	(a)The number of common shares issued related to performance shares may range from zero to 200 percent of the number of shares shown in the table above based on our achievement of performance goals for total shareholder return relative to a selected peer group of companies.